Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Earnings Per Share (Details) [Line Items]
Profit/loss for the period (attributable to shareholders of the parent) (kEUR) (in Euro)	€ (97,958)	€ (55,081)	€ (18,906)
Weighted average number of ordinary shares outstanding (in k units) basic	51,224	48,919	48,809
Weighted average number of ordinary shares outstanding (in k units) diluted	51,224	48,919	48,809
Potential effects of dilution from:
Weighted average number of ordinary shares outstanding (in k units)	57,724	49,208	49,005
Basic loss per share (€) (in Euro per share)	€ (1.91)	€ (1.13)	€ (0.39)
Diluted loss per share (€) (in Euro per share)	€ (1.91)	€ (1.13)	€ (0.39)
RSU [Member]
Potential effects of dilution from:
Effects of dilution	357	288	196
NQSO [Member]
Potential effects of dilution from:
Effects of dilution	464
Warrants [Member]
Potential effects of dilution from:
Effects of dilution	5,680